Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Income
Net income	$ 4,884	$ 1,778	$ 7,728
Other comprehensive income:
Change in unrealized gains on securities, net of taxes of $(1,385), $(1,888), and $(532), respectively	2,573	3,507	989
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(9), $(63), and $10, respectively	17	116	(17)
Total other comprehensive income	2,590	3,623	972
Total comprehensive income	$ 7,474	$ 5,401	$ 8,700